Debt - Narrative (Details) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023 USD ($)	Oct. 09, 2022 USD ($)	Oct. 15, 2023 USD ($)	Oct. 09, 2022 USD ($)	Apr. 30, 2023 USD ($)	Apr. 24, 2022 USD ($)	Apr. 25, 2021 USD ($) debt_instrument	Apr. 20, 2020 USD ($)
Debt Instrument [Line Items]
Gain on extinguishment of debt	$ 0	$ (10)	$ 0	$ 8,448	$ 8,355	$ 2,800	$ 388
PPP and SBA loans | Paycheck Protection Program Loan
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument							3
Face amount							$ 3,265	$ 7,725
Debt term							2 years
Interest rate							1.00%
Gain on extinguishment of debt			$ 8,448		$ 8,458	$ 2,728